INCOME TAX - Additional Information (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
INCOME TAX
Federal statutory income tax rate	25.00%	25.00%
Additional NOL incurred by VIEs and VIEs' subsidiaries	¥ 8,400,000	$ 1,200,000
Cumulative net operating loss	¥ 134,175,126		$ 18,381,917	¥ 125,800,000
Nanjing Recon
INCOME TAX
Federal statutory income tax rate	15.00%	15.00%
Beijing Bhd Petroleum Technology Co Ltd
INCOME TAX
Federal statutory income tax rate	15.00%	15.00%